EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES BY NATURE
Cost of sales	R$ (61,891,039)	R$ (57,823,416)	R$ (57,583,992)
Selling expenses	(782,351)	(762,560)	(716,195)
General and administrative expenses	(1,338,443)	(1,404,059)	(1,491,441)
Other operating income	164,476	306,426	1,033,506
Other operating expenses	(392,976)	(999,002)	(522,476)
Eletrobras compulsory loan recovery		100,860
Results in operations with subsidiary and joint ventures		808,367
Impairment of financial assets	(10,249)	(30,910)	(10,728)
Impairment of assets	(1,964,504)	(199,627)
Total Expenses	R$ (66,215,086)	R$ (60,003,921)	R$ (59,291,326)